U.S. BANCORP FUND SERVICES, LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

August 31, 2009

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Winslow Green Growth Fund and the Winslow Green Solutions Fund, (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated August 25, 2009, and filed electronically as Post-Effective Amendment No. 355 to the Funds’ Registration Statement on Form N-1A on August 25, 2009.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC